Document and Entity Information	12 Months Ended
Aug. 31, 2025
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	FRANKLIN COVEY CO.
Entity Central Index Key	0000886206